OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		€ 562	€ 498	€ 448
Metal price lag		(46)	0	22
Start-up and development costs		(11)	(21)	(17)
Manufacturing system and process transformation costs		0	0	(2)
Bowling Green one-time costs related to the acquisition		(5)	0	0
Share based compensation costs		(16)	(12)	(8)
Gains on pension plan amendments		1	36	20
Depreciation and amortization		(256)	(197)	(171)
Restructuring costs		(4)	(1)	(4)
Unrealized gains / (losses) on derivatives		33	(84)	57
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net		0	0	(4)
(Losses) / gains on disposals		(3)	186	(3)
Other		0	(1)	0
Income from operations		255	404	338
Finance costs - net		(175)	(149)	(260)
Share of income / (loss) of joint-ventures		2	(33)	(29)
Income before income tax		82	222	49
Income tax expense		(18)	(32)	(80)
Net income / (loss)		64	190	(31)
Collective Bargaining agreement renegotiation
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Legal fees and lump-sum payments				€ 3
Collective bargaining agreement term				5 years
Novelis
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Sale of assets	€ 200
Net gain on sale of assets			190
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		273	243	€ 204
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		204	152	146
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		106	125	120
Start-up and development costs		(11)	(21)	(16)
Holdings & Corporate
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		€ (21)	€ (22)	€ (22)